                                   SUPPLEMENT
                             DATED DECEMBER 8, 2008
             TO THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
                          FOR THE HARTFORD MUTUAL FUNDS
                               DATED JUNE 30, 2008
                 FOR THE HARTFORD DIVERSIFIED INTERNATIONAL FUND

THE SAI IS REVISED AS FOLLOWS:

THE HARTFORD DIVERSIFIED INTERNATIONAL FUND

Effective December 8, 2008, David J. Elliot will assume portfolio management responsibilities along with Cheryl M. Duckworth, Theodore B.P. Jayne, Andrew S. Offit and Vera M. Trojan for The Hartford Diversified International Fund (the "Fund"). David S. Pope will no longer be involved in portfolio management and securities analysis for the Fund.

Accordingly the following changes have been made to the SAI.

(a) In the section entitled "Portfolio Managers - Other Accounts Sub-advised by Wellington Management Portfolio Managers" the disclosure pertaining to David S. Pope is hereby deleted and replaced with the following:

                       REGISTERED
                       INVESTMENT      ASSETS MANAGED                     ASSETS MANAGED                    ASSETS MANAGED
PORTFOLIO MANAGER   COMPANY ACCOUNTS    (IN MILLION)    POOLED ACCOUNTS    (IN MILLIONS)   OTHER ACCOUNTS    (IN MILLIONS)
-----------------   ----------------   --------------   ---------------   --------------   --------------   -------------
David J. Elliot*           6               $1,295              4               $111             9**             $1,549

* Mr. Elliot joined Cheryl M. Duckworth, Theodore B.P. Jayne, Andrew S. Offit and Vera M. Trojan as portfolio manager of The Hartford Diversified International Fund in December 2008. The information presented in the table above is current as of September 30, 2008.

** The advisory fee for 1 of these other accounts is based upon performance. Assets under management in that account is pproximately $146 million.

(b) Under the heading "Portfolio Managers -Equity Securities Beneficially Owned by Wellington Management Portfolio Managers" the disclosure pertaining to David Pope is hereby deleted and replaced with the following

                                                         DOLLAR RANGE OF EQUITY
PORTFOLIO MANAGER     FUND(S) SUB-ADVISED/MANAGED    SECURITIES BENEFICIALLY OWNED
-----------------   ------------------------------   -----------------------------
David J. Elliot     Diversified International Fund                None

     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                             DATED DECEMBER 8, 2008
                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS\
                            CLASS I SHARES PROSPECTUS
                        CLASS R3, R4, R5 AND Y PROSPECTUS
          CLASS Y SHARES PROSPECTUS (COLLECTIVELY, THE "PROSPECTUSES")
                            EACH DATED JUNE 30, 2008
                 FOR THE HARTFORD DIVERSIFIED INTERNATIONAL FUND

THE PROSPECTUSES REFERENCED ABOVE ARE REVISED AS FOLLOWS:

Effective December 8, 2008, David J. Elliott will assume portfolio management responsibilities along with Cheryl M. Duckworth, Theodore B.P. Jayne, Andrew S. Offit and Vera M. Trojan for The Hartford Diversified International Fund (the "Fund"). In addition, David S. Pope will no longer be involved in portfolio management and securities analysis for the Fund. Accordingly the following changes have been made to the Prospectuses.

THE HARTFORD DIVERSIFIED INTERNATIONAL FUND

In the section entitled "Management of the Fund - Portfolio Managers of the Fund" the information related to David S. Pope is deleted and replaced with the following:

David J. Elliott, CFA, Vice President and Director of Quantitative Portfolio Management of Wellington Management has been involved in portfolio management and securities analysis for the fund since December 2008 and for other clients of the firm for at least the past five years. Mr. Elliott joined Wellington Management in 1995 and has been an investment professional since 1999.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.